Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 726,390,000.00
Total Fee Amount	100,314.46
Total Offset Amount	0.00
Net Fee	$ 100,314.46
Offering Table N/A
Offset Table N/A	N/A